Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	May 30, 2018
South African Revenue Service [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross recognised capital allowance disallowed			$ 182.2
Legal settlement amount				$ 185.1
Capital allowance recognized			$ 925.5	$ 53.7
Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses carry forward period	5 years	5 years
Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 337.7	$ 430.0
Tax Losses Expire in 2 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses	84.5	19.0
Tax Losses Expire in 3 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	46.2	2.9
Tax Losses Expire in 4 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	46.0	31.5
Tax Losses Expire in 5 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	0.0	27.5
Tax Losses Expiring Between 1 and 2 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	8.8	18.6
Tax Losses Expiring Between 2 and 5 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	15.2	27.6
Tax Losses Expiring Between 5 and 10 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	16.5	20.3
Tax Losses Expiring After 10 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	33.0	42.3
No Expiry Date [member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 264.2	$ 320.9